Loss per Share	6 Months Ended
Jun. 30, 2025
Loss per Share [Abstract]
Loss per Share
15.	Loss per Share:

The calculation of net loss per common share is summarized below:

	June 30, 2025	June 30, 2024
Net loss	$(3,507)	$(668)
Less: Net loss attributable to non-controlling interest	(6)	-
Net loss attributable to United Maritime Corporation	(3,501)	(668)
Net loss attributable to common shareholders, basic & diluted	$(3,501)	$(668)

Weighted average number of common shares outstanding, basic	8,802,941	8,716,477
Weighted average number of common shares outstanding, diluted	8,802,941	8,808,705

Net loss per share attributable to common shareholders, basic & diluted	$(0.40)	$(0.08)

The Company calculates basic loss per share in conformity with the two-class method required for companies with participating securities. The calculation of basic loss per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For the six-month period ended June 30, 2025, unexercised warrants were also excluded from the computation of diluted shares as their effect would be anti-dilutive due to the loss in the period.